SCHEDULE OF DILUTED NET LOSS PER SHARE ANTI-DILUTIVE (Details) - shares shares in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	538,231		179,774		191,700		179,777
2022 Simple Agreements Future Equity [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities		[1]	168,112	[1]	168,112	[2]		[2]
2023 Simple Agreements Future Equity [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities		[3]	305,085	[3]	305,085	[4]	305,085	[4]
2024 Simple Agreements Future Equity [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	614,006	[5]	242,110	[5]	473,197	[6]		[6]

[1]	The weighted average number of Ordinary Shares in connection with the 2022 SAFE for the six months ended June 30, 2024 is based on the assumption the conversion of the 2022 SAFE into shares will occur upon its maturity.
[2]	The weighted average number of Ordinary Shares in connection with the 2022 SAFE for the year ended December 31, 2024 is based on the conversion of the 2023 SAFE into shares on its maturity.
[3]	The weighted average number of Ordinary Shares in connection with the 2023 SAFE for the six months ended June 30, 2024 and 2023 is based on the assumption the conversion of the 2023 SAFE into shares will occur upon its maturity.
[4]	The weighted average number of Ordinary Shares in connection with the 2023 SAFE for the years ended December 31, 2024 and 2023 is based on the conversion of the 2023 SAFE into shares on its maturity.
[5]	The weighted average number of Ordinary Shares in connection with the 2024 SAFE for the six months ended June 30, 2024 is based on the assumption the conversion of the 2024 SAFE into shares will occur upon its maturity.
[6]	The weighted average number of Ordinary Shares in connection with the 2024 SAFE for the year ended December 31, 2024 is based on the assumption the conversion of the 2024 SAFE into shares will occur upon its maturity.